Financial risk exposure and risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	$ 35,073	$ 23,090
Lease obligation	1,619	1,961
Total financial liabilities and contractual obligations	36,692	25,051
Less than one year
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	35,073	23,090
Lease obligation	463	419
Total financial liabilities and contractual obligations	35,536	23,509
One to three years
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	0	0
Lease obligation	799	865
Total financial liabilities and contractual obligations	799	865
After three years
Disclosure of Maturity Analysis for Financial Liabilities
Amounts payable and other liabilities	0	0
Lease obligation	357	677
Total financial liabilities and contractual obligations	$ 357	$ 677